Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables.
Trade and other payables

14.Trade and other payables

	At December 31,
(in thousands of $)	2022	2021	2020
Trade payables	$188,721	$208,850	$206,325
Short‑term employee benefits	84,337	83,737	68,867
Gross-to-net-accruals	19,478	—	—
Other	3,142	828	—
Total trade and other payables	$295,679	$293,415	$275,192

The carrying amounts of trade and other payables approximate their respective fair values.

Trade payables correspond primarily to clinical and manufacturing activities and include accrued expenses related to these activities.

Short-term employee benefits include payables and accruals for salaries and bonuses to be paid to the employees of the Company.

As of December 31, 2022, the movement in the gross-to-net-accruals was as follows:

(in thousands of $)	Rebates and chargebacks	Distribution fees, product returns and other	Total
Balance at January 01, 2022	$—	$—	$—
Current estimate related to the sales made in the current year	35,426	10,740	46,166
(Credits or payments related to sales made during the year)	(20,028)	(6,661)	(26,689)

Balance at December 31, 2022	$15,399	$4,079	$19,478